Long-term debt-Term loans Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended					11 Months Ended	0 Months Ended		3 Months Ended			7 Months Ended					9 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Maersk Kokura [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel MSC Mandraki (ex. Maersk Mandraki) (Fully repaid) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Cosco Beijing [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Cosco Guangzhou [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel MSC Mykonos (ex. Maersk Mykonos) (Fully repaid) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment following sale of vessel Garden [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment folowing sale of vessel Gather [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Gather, Garden, Genius I and Gifted- Loan repayment following sale of vessel Gifted and Genius I [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Koroni (tranche d) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Kyparissia (tranche e) [Member]	Nov. 19, 2010 Loan for acquisition vessels Msc Romanos, Msc Methoni, Msc Ulsan, Koroni and Kyparissia( five tranches) [Member]	Jan. 14, 2011 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Apr. 07, 2011 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4010 and S4011 (2nd and 3rd pre-delivery installments) [Member]	Aug. 16, 2011 Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd pre-delivery installment of S4020) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd pre-delivery installment of S4022) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd and 3rd pre-delivery installments of S4024 and S4020 respectivelly) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (3rd pre-delivery installment of S4022) [Member]	Oct. 12, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (2nd predelivery installment of S4021) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (2nd pre-delivery installment S4023) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (3rd pre-delivery installment S4021) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (3rd pre-delivery installment S4023) [Member]	Oct. 06, 2011 Loan to partly finance the agreegate market value of eleven vessels [Member]	Dec. 31, 2012 Long-term debt [Member]	Dec. 31, 2011 Long-term debt [Member]	Dec. 31, 2010 Long-term debt [Member]	Dec. 31, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Jun. 29, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Dec. 31, 2012 Interest expense (including swap interest and interest capitalized) [Member]	Dec. 31, 2011 Interest expense (including swap interest and interest capitalized) [Member]	Dec. 31, 2010 Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 150,000	$ 75,000	$ 150,000	$ 24,800	$ 90,000	$ 90,000	$ 31,000	$ 30,000				$ 38,500	$ 42,000	$ 21,000	$ 7,470	$ 7,470
Line of Credit Facility Initiation Date				May 2008	January 2008	December 2007	June 2006	June 2006	February 2006	February 2005	December 2009
Line of Credit Facility Remaining Borrowing Capacity																				120,000	203,343		140,000			229,200					152,800					120,000					11,300
Percentage of the vessels contract price available for draw down																							70.00%
Draw down amount up to the end of the period																						32,199		26,740	26,740	22,920	7,640	7,640	15,280	7,640	15,280	7,640	7,640	7,640	7,640	113,700					11,300
Draw down date																								April 2011		August 26, 2011	April 2012	May 2012	August 2012	December 2012	October 25, 2011	April 2012	July 2012	September 2012	December 2012	March 2012					August 2012
Disposal Date												December 2011	March 2012
Date of loan repayment							November 16, 2012			November 16, 2012				May 2012
Maximum borrowing capacity per vessel				75,000		75,000
Debt Instrument Carrying Amount				109,500	54,750	102,000	0	60,000	57,500	0	0				33,688	37,800	19,425	6,536	6,536																					114,350
Loan repayment due to sale of vessels												2,921	3,479	6,958
Line Of Credit Facility Expiration Date																				18 months
Number of outstanding installments				11	11	10		12	11						27	28	29	10	10		40		16			28					28									24
Line of Credit Facility Frequency of Payments				semiannual	semiannual	semiannual		semiannual	semiannual						quarterly	quarterly	quarterly	quarterly	quarterly		quarterly		quarterly			quarterly					quarterly									quarterly
Line of Credit Facility Payments equivalent																							1/30
Line of Credit Facility Periodic Payment Principal				4,500		6,000		2,500	2,500						962	1,050	525	467	467		1,412					1,273					1,364
Balloon payment				60,000	10,000	42,000		30,000	30,000						7,700	8,400	4,200	1,868	1,868																					47,850
Line of Credit Final Payment of Principal																					12,713					42,021					39,564
Line Credit Final Payment Principal Equivalent																							50.00%
Line of Credit Payment of Principal remaining period				May 2013 to May 2018	February 2013 to February 2018	June 2013 to December 2017		February 2013 to August 2018	February 2013 to August 2018						February 2013 to July 2019	January 2013 to October 2019	February 2013 to January 2020	February 2013 to May 2015	February 2013 to May 2015																					March 2013 to December 2018
Term loans additional information																																					The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Line Of Credit Facility Interest Rate Description																																					2.71%-6.75%	1.21%-6.75%	1.31%-6.75%
Long term Debt Weighted Average Interest Rate																																					4.40%	4.80%	4.59%
Interest Expense Debt Excluding Amortization																																										76,831	73,597	71,323
Interest Costs Incurred Capitalized	(8,476)	(5,525)	(1,616)																																							8,476	5,525	1,616
Interest capitalized in vessels net																																												1,616
Interest capitalized Advances for vessel acquisitions																																										(5,280)	(2,773)	0
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	$ 3,196	$ 2,752	$ 0																																							$ (3,196)	$ (2,752)	$ 0